INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense

	Year ended December 31
	2024	2023	2022
	CHF in millions
Current income tax expense	(20.6)	(17.3)	(6.5)
Current income tax benefit (expense) of prior periods	(19.2)	1.0	0.2
Deferred income tax benefit	56.5	76.2	57.0
Total income tax benefit	16.7	59.9	50.7

Current and deferred income taxes are recognized by each consolidated entity of Sunrise, regardless of who has the legal liability for settlement or recovery of the tax.

Current tax liabilities

For the period 2023 the current tax liabilities presented in the consolidated financial statements related to the Dutch Sunrise financing companies. The current tax expense generated up until spin-off in 2024 (including the 2023 current tax liability for the Dutch Sunrise financing company) has been presented as being settled with the tax authorities.
The settlement is presented with no cash impact on the consolidated statements of financial position and as such is deemed to have been funded by a capital contribution from Liberty Global B.V. via equity as per spin-off date.

Analysis of income taxes

Sunrise's tax rate reconciliation is based on the domestic tax rate of the main operating company domiciled in Switzerland, with a reconciling item in respect of the tax rates applied by Sunrise companies in other jurisdictions. This tax rate is used because Sunrise’s operational activities are mainly carried out in Switzerland and therefore provides the most meaningful information for the user of the consolidated financial statements.
The use of Sunrise’s weighted average tax rate based on the aggregation of the separate reconciliations of each individual jurisdiction/entity would result in a highly biased and therefore less meaningful expected tax rate due to the volatile results of the Dutch companies.

	Year ended December 31
	2024	2023	2022
	CHF in millions
Income (loss) before income taxes	(378.5)	(372.1)	33.3
Domestic income tax rate	18.3%	18.4%	18.4%
Expected income tax income/(expense)	69.4	68.4	(6.1)
Effect of income taxed at differing tax rates	5.0	(3.7)	(39.8)
Non-deductible items	(18.4)	(9.9)	(1.0)
Non-taxable income	—	0.1	0.9
Effect of changes in recognition of deferred tax assets	(0.6)	3.2	92.3
Adjustments to deferred tax balances arising from tax rate changes	—	0.5	3.3
Adjustments recognized for current and deferred tax of prior periods	(40.3)	1.0	0.3
Other effects	1.6	0.3	0.8
Total income tax benefit	16.7	59.9	50.7

In the current period, Sunrise has reached a settlement with the tax authorities regarding the ongoing tax audit. As a result, Sunrise has recognized current and deferred taxes for prior year taxes in the current period for the financial years 2020 - 2023, resulting in a reconciling item in the tax rate reconciliation. The non-tax-deductible expenses include the current year effect of the settlement.
Deferred tax assets and liabilities

Deferred tax assets and liabilities by origin of the temporary difference:

	December 31, 2024
	Assets	Liabilities
	CHF in millions
Intangible assets	—	135.2
Property, plant and equipment	—	34.2
Unrealized foreign exchange results	26.5	—
Derivatives	—	4.8
Receivables	—	3.9
Right-of-use assets	20.4	—
Deferred revenue	0.1	20.1
Employee benefit obligations	1.4	—
Provisions	8.9	0.3
Lease liabilities	—	1.0
Other	0.1	0.4
Tax net operating loss carry forward	0.4	—
Total	57.8	199.9
Netting of deferred tax assets and liabilities	34.2	(34.1)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	23.6	—
Deferred tax liabilities	—	165.8

	December 31, 2023
	Assets	Liabilities
	CHF in millions
Intangible assets	—	195.7
Property, plant and equipment	—	43.5
Unrealized foreign exchange results	—	206.9
Derivatives	—	0.1
Receivables	0.1	—
Right-of-use assets	19.3	—
Deferred revenue	0.1	12.7
Employee benefit obligations	1.4	—
Provisions	3.3	3.7
Lease liabilities	—	0.3
Other	—	0.4
Tax net operating loss carry forward	232.4	—
Total	256.6	463.3
Netting of deferred tax assets and liabilities	256.6	(256.6)
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities	—	206.7

Net change in deferred tax assets and liabilities

	2024	2023	2022
	CHF in millions
Opening balance at the beginning of the period January 1	206.7	294.7	351.0
Changes recognized in the consolidated statements of income or loss	(56.6)	(76.2)	(57.0)
Changes recognized in the consolidated statements of comprehensive income or loss	(1.2)	(5.4)	1.8
Changes recognized in the consolidated statements of changes in equity	(7.9)	(8.9)	(1.1)
Change in scope of consolidation / goodwill adjustment	—	3.7
Foreign currency effects	1.2	(1.2)
Closing balance at the end of the period December 31	142.2	206.7	294.7

The change in the deferred tax position is mainly recognized in the consolidated statements of income or loss. The changes via the consolidated statements of comprehensive income or loss mainly relate to deferred taxes in connection with IAS 19. The changes directly recorded in equity are based on capital contributions with different accounting recognition under IFRS and tax base, see Note 20.
Temporary differences associated with investments
Deferred tax liabilities are recognized in respect of investments in subsidiaries, branches and associates, and interest in joint arrangements, except to the extent that Sunrise can control the timing of the reversal of the associated taxable temporary difference, and it is probable that such will not reverse in the foreseeable future. Due to the existing double taxation agreement between Switzerland and the Netherlands, any distributions have no direct tax consequences. Furthermore, dividend income is exempt from direct income taxes in the Netherlands. Therefore, as of 31 December 2024, and 31 December 2023, this exception was not considered to apply to any taxable differences.
Unrecognized deferred tax assets on tax loss carryforwards
As of 31 December 2024 and 31 December 2023 Sunrise has the following unused tax loss carryforwards for which no deferred tax assets are recognized:

	December 31
	2024	2023
	CHF in millions
Due to expire within 1 year	—	—
Due to expire within 2 to 7 years	16.5	—
Due to expire in more than 7 years	—	—
Amount not due to expire	—	109.4
Total	16.5	109.4

CHF 109.4 million remained with LG as per spin-off (as mentioned above).
Unrecognized deferred tax assets on deductible temporary differences
In the current period there are no deductible temporary differences for which no deferred tax asset has been recognized (2023: CHF 967.4 million).

Other disclosures

OECD Pillar Two Model Rules (Global minimum tax)
Sunrise falls under the scope of application of the OECD minimum tax. The global minimum tax regulations provide for payment of an additional tax to account for the difference between the effective Global Anti Base Erosion ('GloBE') tax rate per country and the minimum rate of 15%. Switzerland adopted new legislation introducing the global minimum tax in December 2023 that entered into force on 1 January 2024. Sunrise does not expect the minimum tax to have any impact on its activities in Switzerland, as the effective tax rate is more than 15%. The same applies to the other countries in which Sunrise operates. Sunrise is keeping an eye on developments in the minimum tax regulations and is assessing their impact on Sunrise on an ongoing basis.
Sunrise applies the exception to recognizing and disclosing information about deferred income tax assets and liabilities in connection with income taxes related to minimum tax, as provided in the amendments to IAS 12 published in May 2023.